CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
General and administrative expenses	$ 18,178	$ 18,013	$ 46,488
Loss Before Income Tax	(41,911)	(53,782)	(84,545)
Income tax expenses	(931)	(228)	74
Net Loss	(40,980)	(53,554)	(84,619)
Legal entities | Parent
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
Share of loss of subsidiaries	(28,151)	(40,402)	(78,256)
General and administrative expenses	(12,817)	(13,140)	(5,897)
Other expenses	(13)	(12)	(465)
Loss Before Income Tax	(40,981)	(53,554)	(84,619)
Net Loss	$ (40,981)	$ (53,554)	$ (84,619)